Subsequent Events (Details) $ / shares in Units, Q in Millions, $ in Millions, $ in Millions						1 Months Ended	3 Months Ended
	Mar. 17, 2026 GTQ (Q) loan	Feb. 18, 2026	Feb. 10, 2026 USD ($)	Jan. 27, 2026 USD ($) $ / shares	Jan. 22, 2026 USD ($)	Mar. 31, 2026 COP ($)	Mar. 24, 2026 COP ($)	Feb. 06, 2026 USD ($)	Jan. 27, 2026 COP ($)	Jan. 05, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2023 USD ($)	Jul. 31, 2022 loan
Disclosure of non-adjusting events after reporting period [line items]
Number of loans | loan															2
Right of use assets, net											$ 2,346.0	$ 792.0		$ 896.0
Lease liabilities											$ 2,587.0	$ 954.0
Business combination | Millicom Spain S.L. | Chilean Business
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation			49.00%
Business combination | NJJ Cactus | Chilean Business
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation			51.00%
Disposal of major subsidiary | Paraguay
Disclosure of non-adjusting events after reporting period [line items]
Base price										$ 10.0
Earnout contingent consideration										$ 7.0
Entering into significant commitments or contingent liabilities | Bank credit facilities, Banco GYT Continental
Disclosure of non-adjusting events after reporting period [line items]
Number of loans | loan	2
Borrowings term	6 years	5 years
Borrowings face amount | Q	Q 400
Repayment of borrowings | Da Vivienda Bank Loan
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings						$ 220,000
Repayment of borrowings | UNE Bond 3 (tranche B) due 2026
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures							$ 31,000
Lease amendments
Disclosure of non-adjusting events after reporting period [line items]
Operating lease term					15 years
Lease amendments | Guatemala
Disclosure of non-adjusting events after reporting period [line items]
Operation lease annual amount					$ 13.0
Right of use assets, net					119.0
Lease liabilities					119.0
Decrease in right-of-use assets					68.0
Decrease in lease liability					$ 74.0
UNE EPM Telecommunicaciones | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired				100.00%					100.00%
Cash offer per ordinary share | $ / shares				$ 418,741
Acquisition price				$ 571.0					$ 2,100,000
Telefonica Colombia (Coltel)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired													67.50%
Telefonica Colombia (Coltel) | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired								67.50%
Acquisition price								$ 214.4
Telefónica’s Chile | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired			100.00%
Cash transferred			$ 50.0
Contingent consideration recognised as of acquisition date			$ 150.0